Note 8 - Accrued Liabilities - Schedule of Return Reserve (Details) - SEC Schedule, 12-09, Reserve, Return [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Balance	$ 5,683	$ 5,559
Reduction of net revenue	5,838	6,785
Payments	(6,689)	(6,661)
Balance	$ 4,832	$ 5,683